Segment Information About the Company's Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Vessel Revenue	$ 144,033	$ 163,732	$ 224,579
Voyage expenses-Segment	17,562	10,009	4,200
Vessel operating costs	(52,505)	(92,806)	(101,121)
Charterhire expense	(34,001)	(21,107)	(17,224)
Vessel depreciation	10,190	48,369	54,224
General and administrative expense	83,954	25,671	31,973
Gain (Loss) on sale of assets	(22,732)	(495,413)	(37,289)
Interest income	87	210	1,450
Business Combination, Bargain Purchase, Gain Recognized, Amount	57,436	0	0
Gain (Loss) on Investments	9,735	(105,384)	116,925
Foreign exchange gain (loss)	1,120	(348)	(115)
Financial expense	(16,360)	(36,818)	(52,154)
Income (Loss) Attributable to Parent, before Tax	20,571	(671,983)	44,654
Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
Vessel Revenue	51,260	67,047	86,192
Voyage expenses-Segment	11,398	4,831	2,688
Vessel operating costs	(7,124)	(30,542)	(33,816)
Charterhire expense	(31,657)	(18,620)	(13,498)
Vessel depreciation	0	16,366	18,292
General and administrative expense	525	1,891	2,083
Gain (Loss) on sale of assets	(7,873)	(168,171)	(7,353)
Interest income	0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0
Gain (Loss) on Investments	0	0	0
Foreign exchange gain (loss)	0	0	0
Financial expense	0	0	0
Income (Loss) Attributable to Parent, before Tax	8,429	(173,374)	8,462
Ultramax pool [Member]
Segment Reporting Information [Line Items]
Vessel Revenue	50,870	96,685	138,387
Voyage expenses-Segment	6,164	5,178	1,512
Vessel operating costs	(17,149)	(62,264)	(67,305)
Charterhire expense	(2,344)	(2,487)	(3,726)
Vessel depreciation	0	32,003	35,932
General and administrative expense	1,208	3,908	4,152
Gain (Loss) on sale of assets	(14,859)	(327,242)	(29,936)
Interest income	0	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0
Gain (Loss) on Investments	0	0	0
Foreign exchange gain (loss)	0	0	0
Financial expense	0	0	0
Income (Loss) Attributable to Parent, before Tax	38,864	(336,397)	(4,176)
Marine Energy Segment [Member]
Segment Reporting Information [Line Items]
Vessel Revenue	41,903
Voyage expenses-Segment	0
Vessel operating costs	(28,233)
Charterhire expense	0
Vessel depreciation	10,190
General and administrative expense	10,033
Gain (Loss) on sale of assets	0
Interest income	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0
Gain (Loss) on Investments	0
Foreign exchange gain (loss)	0
Financial expense	0
Income (Loss) Attributable to Parent, before Tax	(6,553)
Corporate Segment
Segment Reporting Information [Line Items]
Vessel Revenue	0	0	0
Voyage expenses-Segment	0	0	0
Vessel operating costs	0	0	0
Charterhire expense	0	0	0
Vessel depreciation	0	0	0
General and administrative expense	72,188	19,872	25,738
Gain (Loss) on sale of assets	0
Interest income	87	210	1,450
Business Combination, Bargain Purchase, Gain Recognized, Amount	57,436
Gain (Loss) on Investments	9,735	(105,384)	116,925
Foreign exchange gain (loss)	1,120	(348)	(115)
Financial expense	16,360	(36,818)	(52,154)
Income (Loss) Attributable to Parent, before Tax	$ (20,170)	$ (162,212)	$ 40,368